Business and Operations - Additional Information (Detail) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Feb. 27, 2015 USD ($) $ / shares shares	Feb. 27, 2015 EUR (€) shares	Jan. 09, 2015 USD ($)	Jan. 08, 2015 USD ($)	Dec. 19, 2014 $ / shares shares	Oct. 28, 2014 $ / shares shares	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Location $ / shares shares	Oct. 31, 2014 USD ($)	Jan. 02, 2014 $ / shares shares
Organization And Business Activities [Line Items]
Common stock, shares authorized | shares								66,500,000	66,500,000
Common stock, shares outstanding | shares								12,201,102	17,099,882
Common stock, par value | $ / shares								$ 0.001	$ 0.001
Loans receivable, net								$ 1,322	$ 1,154
Proceeds from sale of loans held for sale, net							$ 27,100	$ 27,083
Gain loss on sale of mortgage loans							$ 5,000
Subsequent Event
Organization And Business Activities [Line Items]
Number of shares issued | shares	9,751,773	9,751,773
Sale of stock, price per share | $ / shares	$ 5.64
Proceeds from Rights Offering	$ 55,000
Subsequent Event | Senior Secured Notes
Organization And Business Activities [Line Items]
Senior secured notes principal amount				$ 305,000
Debt instrument interest rate				10.00%
Debt instrument discount percentage				97.206%
Proceeds from issuance of debt				$ 296,500
Debt, due date				Jan. 15, 2019
Subsequent Event | Asset Based Facility
Organization And Business Activities [Line Items]
Initial Draw Amount	59,500
Maximum financing amount of factoring facility	110,000
Subsequent Event | Factoring Facility
Organization And Business Activities [Line Items]
Initial Draw Amount	28,000	€ 25,000,000
Maximum financing amount of factoring facility | €		€ 50,000,000
October Private Placement
Organization And Business Activities [Line Items]
Number of shares issued | shares						300,000
Sale of stock, price per share | $ / shares						$ 10.00
Equity Offering
Organization And Business Activities [Line Items]
Number of shares issued | shares					4,400,000
Sale of stock, price per share | $ / shares					$ 6.50
Real Alloy Acquisition
Organization And Business Activities [Line Items]
Business Acquisition, Purchase Agreement, Price										$ 525,000
Real Alloy Acquisition | Subsequent Event
Organization And Business Activities [Line Items]
Business acquisition, cash in escrow deposit	5,000
Business acquisition, purchase price	525,000
Purchase price, initial cash payment	500,000
Real Alloy Acquisition | Subsequent Event | Series B Preferred Stock
Organization And Business Activities [Line Items]
Issuance of non-participating preferred stock	$ 25,000
Commercial real estate loans
Organization And Business Activities [Line Items]
Loans receivable, net									$ 1,200
Signature Nevada
Organization And Business Activities [Line Items]
Common stock, shares authorized | shares									66,500,000		66,500,000
Common stock, shares outstanding | shares									12,213,219		12,219,781
Common stock, par value | $ / shares											$ 0.01
Signature Delaware
Organization And Business Activities [Line Items]
Common stock, shares authorized | shares											66,500,000
Common stock, shares outstanding | shares											12,219,781
Common stock, par value | $ / shares											$ 0.001
NABCO | North America
Organization And Business Activities [Line Items]
Number of warehouse operating locations | Location									9
Signature Group Holdings | Subsequent Event
Organization And Business Activities [Line Items]
Gross proceeds from sale of wholly owned subsidiary			$ 78,000